TERM FACILITY (Tables)	12 Months Ended
Dec. 31, 2017
Term Facility Tables
TERM FACILITY

	December 31, 2017	December 31, 2016	January 1, 2016

Balance at beginning of the period	$9,333,334	$10,000,000	$-
Proceeds	-	-	10,000,000
Repayments	(666,667)	(666,666)	-
Balance at end of the period	8,666,667	9,333,334	10,000,000
Less: Current portion	(4,000,000)	(4,666,667)	(4,666,667)
Non-current portion	$4,666,667	$4,666,667	$5,333,333